Discontinued Operations	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Discontinued Operations
11	Discontinued Operations

On March 31, 2009, the Company’s German subsidiary, Korona, sold its assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party. Korona had no operations since April 1, 2009 and was liquidated in February 2012.

The following table summarizes the result of these discontinued operations, net of income taxes.

Discontinued Operations (Korona)

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Sales	—	—	—
Cost of Sales	—	—	—
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	—	—	—
Administrative expenses	(129)	—	—
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Operating loss and net loss	(129)	—	—
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The carrying values of the assets and liabilities of the disposal group classified as held for sale as at March 31, 2012 and 2013 were as follows:

	March 31, 2012	March 31, 2013
Assets:	$ in thousands	$ in thousands
Total assets of discontinued operations	—	—
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Liabilities:
Liabilities of discontinued operations	—	—
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